                                      As filed with the Commission July 25, 2001
                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---

   Pre-Effective Amendment No.
                               ___                                  ---


   Post-Effective Amendment No. 35                                   X
                                                                    ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---

   Amendment No. 36                                                  X
                                                                    ---

                        MORGAN GRENFELL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                        (Registrant's Telephone Number)

Daniel O. Hirsch                    Copies to:     Christopher Harvey, Esq.
BT Alex. Brown                                     Hale & Dorr, LLP
One South Street                                   60 State Street
Baltimore, Maryland 21202                          Boston, Massachusetts  02109
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 29, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 33 under the Securities Act of 1933, as amended, and Amendment No. 34 under the Investment Company Act of 1940, as amended, as filed with the Commission on April 25, 2001.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, MORGAN GRENFELL INVESTMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 25th day of July, 2001.

                        MORGAN GRENFELL INVESTMENT TRUST

                        By:  /s/ Richard T. Hale*
                             --------------------------
                             Richard T. Hale, President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                            TITLE                  DATE
----                            -----                  ----

By:  /s/ Daniel O. Hirsch       Attorney in Fact       June 25, 2001
     --------------------       For the Persons
     Daniel O. Hirsch           Listed Below
     Secretary


/s/ Charles A. Rizzo*           Treasurer
-------------------------
Charles A. Rizzo

/s/ Paul K. Freeman*            Trustee
-------------------------
Paul K. Freeman

/s/ Graham E. Jones*            Trustee
-------------------------
Graham E. Jones

/s/ Hugh G. Lynch*              Trustee
-------------------------
Hugh G. Lynch

/s/ William N. Searcy*          Trustee
-------------------------
William N. Searcy

/s/ Edward T. Tokar*            Trustee
-------------------------
Edward T. Tokar

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement as filed with the Commission on April 25, 2001.